UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09259

Morgan Stanley Total Market Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2008

Date of reporting period:	April 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Total Market Index Fund

Portfolio of Investments  April 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (100.1%)
	Advertising/Marketing Services (0.2%)
365	Arbitron Inc.*	$17,462
4,218	Gemstar-TV Guide International, Inc.*	16,999
622	Getty Images, Inc.*	20,308
1,016	Harris Interactive Inc.*	2,540
860	Harte-Hanks Inc.	11,748
965	infoUSA, Inc.	5,472
4,404	Interpublic Group of Companies, Inc. (The)*	39,856
879	Lamar Advertising Co. (Class A)*	34,756
636	Nautilus Group, Inc.	2,296
3,175	Omnicom Group, Inc.	151,575
614	R.H. Donnelley Corp.*	2,941
693	Valassis Communications, Inc.*	9,841
1,398	ValueClick, Inc.*	27,890
		343,684
	Aerospace & Defense (1.7%)
620	AAR Corp.*	14,508
441	Alliant Techsystems, Inc.*	48,501
6,086	Boeing Co.	516,458
481	Cubic Corp.	13,040
710	Curtiss-Wright Corp.	33,718
483	DRS Technologies, Inc.	30,159
308	ESCO Technologies Inc.*	14,340
409	Esterline Corp.*	22,765
1,862	FLIR Systems, Inc.*	63,922
804	GenCorp Inc.*	6,890
3,081	General Dynamics Corp.	278,584
1,163	Goodrich Corp.	79,258
1,110	L-3 Communications Holdings, Inc.	123,710
2,931	Lockheed Martin Corp.	310,803
573	Moog Inc. (Class A)*	24,702
2,924	Northrop Grumman Corp.	215,119
874	Orbital Sciences Corp. (c)*	23,519
1,256	Precision Castparts Corp.	147,655
4,099	Raytheon Co.	262,213
1,592	Rockwell Collins, Inc.	100,471
490	Teledyne Technologies Inc.*	28,778
309	Triumph Group, Inc.*	18,191
		2,377,304
	Agricultural Commodities/Milling (0.3%)
5,492	Archer-Daniels-Midland Co.	241,978
1,108	Bunge Ltd.	126,412
987	Corn Products International, Inc.	45,777
		414,167
	Air Freight/Couriers (0.6%)
1,681	C.H. Robinson Worldwide, Inc.	105,365
628	Con-way Inc.	29,045
2,006	Expeditors International of Washington, Inc.	93,460
2,598	FedEx Corp.	249,070
383	Forward Air Corp.	13,056
613	Pacer International, Inc.	11,377
5,225	United Parcel Service, Inc. (Class B)	378,342
600	UTI Worldwide Inc.	13,188
		892,903
	Airlines (0.1%)
1,447	AirTran Holdings, Inc.*	4,934
520	Alaska Air Group, Inc.*	11,170
1,710	AMR Corp.*	14,997
995	Continental Airlines, Inc. (Class B)*	17,890
625	ExpressJet Holdings, Inc.*	1,894
678	Frontier Airlines Holdings	281
2,132	JetBlue Airways Corp.*	10,745
615	Mesa Air Group, Inc.*	406
787	SkyWest, Inc.	14,977

7,255	Southwest Airlines Co.	96,056
950	UAL Corp.	14,155
477	US Airways Group Inc.*	4,097
		191,602
	Alternative Power Generation (0.0%)
1,401	Covanta Holding Corp.	37,309

	Aluminum (0.2%)
7,508	Alcoa, Inc.	261,128

	Apparel/Footwear (0.5%)
733	Brown Shoe Co., Inc.	12,226
3,579	Coach, Inc.*	127,305
269	Columbia Sportswear Co.*	11,287
716	Finish Line, Inc. (Class A)	4,704
510	Guess ? Inc.*	19,523
1,023	Hanesbrands, Inc.	35,825
1,303	Jones Apparel Group, Inc.	20,626
158	Kenneth Cole Productions, Inc. (Class A)	3,042
337	K-Swiss, Inc. (Class A)	4,937
1,053	Liz Claiborne, Inc.	18,628
3,229	Nike, Inc. (Class B)	215,697
314	Oxford Industries, Inc.	8,726
592	Phillips-Van Heusen Corp.	24,988
653	Polo Ralph Lauren Corp.	40,558
1,543	Quiksilver, Inc.	15,013
726	Timberland Co. (Class A)*	10,600
817	V.F. Corp.	60,768
893	Wolverine World Wide, Inc.	25,665
		660,118
	Apparel/Footwear Retail (0.6%)
873	Abercrombie & Fitch Co. (Class A)	64,873
1,123	Aeropostale*	35,700
1,983	American Eagle Outfitters, Inc.*	36,428
755	AnnTaylor Stores Corp.*	19,102
295	bebe stores, inc.	2,947
213	Buckle (The), Inc.	10,348
594	Cato Corp. (The) (Class A)	10,247
1,567	Charming Shoppes, Inc.*	8,086
1,998	Chico’s FAS, Inc.*	14,126
320	Children’s Place Retail Stores, Inc. (The)*	7,440
443	Christopher & Banks Corp.	5,250
925	Collective Brands Inc.*	11,442
595	Dress Barn, Inc.*	8,009
1,790	Foot Locker, Inc.	22,644
5,688	Gap, Inc. (The)	105,911
575	Gymboree Corp. (The)*	24,852
896	Hot Topic, Inc.*	4,758
3,250	Limited Brands, Inc.	60,190
593	Men’s Wearhouse, Inc. (The)*	15,792
2,188	Nordstrom, Inc.	77,149
1,050	Pacific Sunwear of California, Inc.*	14,081
1,529	Ross Stores, Inc.	51,206
484	Stage Stores, Inc.	7,618
437	Stein Mart, Inc.	2,329
421	Talbot’s, Inc. (The)	3,381
4,201	TJX Companies, Inc. (The)	135,356
558	Tween Brands Inc.*	10,602
1,436	Urban Outfitters, Inc.*	49,183
		819,050
	Auto Parts: O.E.M. (0.4%)
676	American Axle & Manufacturing Holdings, Inc.	13,615
760	ArvinMeritor, Inc.	11,354
1,304	BorgWarner, Inc.	64,092
1,375	Eaton Corp.	120,780
2,135	Gentex Corp.	39,882
5,478	Johnson Controls, Inc.	193,154
934	Lear Corp.	26,684
531	Modine Manufacturing Co.	9,330
125	Proliance International Inc.*	140

226	Sauer-Danfoss, Inc.	6,525
356	Superior Industries International, Inc.	7,230
1,979	Visteon Corp.*	8,589
1	WABCO Holdings Inc.	48
		501,423
	Automotive Aftermarket (0.1%)
464	Barnes Group, Inc.	12,101
679	CLARCOR Inc.	28,491
2,203	Goodyear Tire & Rubber Co. (The)*	58,996
		99,588
	Beverages: Alcoholic (0.3%)
6,188	Anheuser-Busch Companies, Inc.	304,450
702	Brown-Forman Corp. (Class B)	47,750
1,978	Constellation Brands Inc. (Class A)*	36,316
1,316	Molson Coors Brewing Co. (Class B)	72,169
		460,685
	Beverages: Non-Alcoholic (1.6%)
18,462	Coca-Cola Co. (The)	1,086,858
2,482	Coca-Cola Enterprises Inc.	55,845
500	Hansen Natural Corp.	17,695
1,389	Pepsi Bottling Group, Inc. (The)	46,823
937	PepsiAmericas, Inc.	24,081
14,018	PepsiCo, Inc.	960,654
		2,191,956
	Biotechnology (1.8%)
80	Abraxis Bioscience Inc.*	4,742
618	Adolor Corp.*	3,016
890	Affymetrix, Inc.*	9,710
426	Alexion Pharmaceuticals, Inc.*	29,982
1,236	Alkermes, Inc.*	15,363
9,952	Amgen Inc.*	416,690
1,091	Amylin Pharmaceuticals, Inc.*	30,090
721	Antigenics Inc.*	1,629
837	ARIAD Pharmaceuticals, Inc.*	2,478
3,138	Biogen Idec Inc.*	190,445
1,340	BioMarin Pharmaceutical, Inc.*	48,856
1,529	Bruker BioSciences Corp.*	18,531
3,157	Celgene Corp.*	196,176
717	Cell Genesys, Inc.*	2,753
664	Cephalon, Inc.*	41,440
864	Charles River Laboratories International, Inc.*	50,155
728	Cubist Pharmaceuticals, Inc.*	14,094
689	CV Therapeutics, Inc.*	6,304
809	Dendreon Corp.*	4,263
773	Discovery Laboratories, Inc.*	2,219
807	Enzo Biochem, Inc.*	6,601
1,051	Enzon Pharmaceuticals, Inc.*	9,165
1,339	Exelixis, Inc.*	10,190
3,914	Genentech, Inc.*	266,935
624	Gen-Probe Inc.*	35,169
2,344	Genzyme Corp.*	164,900
647	Geron Corp.*	3,054
7,810	Gilead Sciences, Inc.*	404,246
2,017	Human Genome Sciences, Inc.*	13,211
920	ImClone Systems, Inc.*	42,918
924	Immunomedics, Inc.*	2,245
1,354	Incyte Corp.*	14,691
713	InterMune Inc.*	11,301
610	Invitrogen Corp.*	57,078
1,222	Lexicon Genetics Inc.*	2,517
532	Martek Biosciences Corp.*	18,758
677	Maxygen Inc.*	4,015
1,463	Medarex, Inc.*	10,490
686	Medicines Company (The)*	13,549
3,589	Millennium Pharmaceuticals, Inc.*	89,258
617	Millipore Corp.*	43,252
527	Myriad Genetics, Inc.*	21,892
849	Nabi Biopharmaceuticals*	3,421
533	Neurocrine Biosciences, Inc.*	2,894
812	NPS Pharmaceuticals, Inc.*	3,061

569	Onyx Pharmaceuticals, Inc.*	20,006
755	OSI Pharmaceuticals Inc.*	26,161
1,403	PDL BioPharrma Inc.	18,604
968	Regeneron Pharmaceuticals, Inc.*	18,992
814	SciClone Pharmaceuticals, Inc.*	1,473
690	SuperGen, Inc.*	1,939
486	Techne Corp.*	35,245
700	Telik, Inc.*	1,477
456	Trimeris, Inc.*	3,187
56	Vermillion Inc.	60
1,071	Vertex Pharmaceuticals Inc.*	27,332
1,445	XOMA Ltd.*	3,497
660	ZymoGenetics, Inc.*	5,874
		2,507,594
	Broadcasting (0.2%)
1,952	Citadel Broadcasting Corp.	2,655
4,287	Clear Channel Communications, Inc.	129,253
450	Cox Radio, Inc. (Class A)*	5,234
996	Cumulus Media, Inc. (Class A)*	5,876
521	Emmis Communications Corp. (Class A)*	1,620
644	Entercom Communications Corp.*	6,826
854	Entravision Communications Corp. (Class A)*	5,969
168	Fisher Communications, Inc.*	5,504
805	Gray Television, Inc.	3,784
502	Hearst-Argyle Television, Inc.	10,401
567	Lin TV Corp. (Class A)*	5,681
1,395	Radio One, Inc. (Class A)*	1,437
350	Salem Communications Corp.*	1,190
1,141	Sinclair Broadcast Group, Inc. (Class A) **	10,029
13,086	Sirius Satellite Radio Inc.*	33,631
671	Spanish Broadcasting System, Inc. (Class A)*	1,107
1,299	Westwood One, Inc.	2,169
2,704	XM Satellite Radio Holdings Inc. (Class A)*	30,150
		262,516
	Building Products (0.1%)
577	Griffon Corp.*	5,395
731	Lennox International Inc.	24,225
3,718	Masco Corp.	67,705
448	Simpson Manufacturing Co., Inc.	11,823
1,638	Trane Inc.	76,183
345	Watsco, Inc.	15,653
		200,984
	Cable/Satellite TV (0.7%)
1,894	Cablevision Systems New York Group (Class A)*	43,562
5,608	Charter Communications, Inc. (Class A)*	6,001
25,517	Comcast Corp. (Class A)	524,374
7,735	DIRECTV Group, Inc. (The)*	190,590
2,109	Dish Network Corp. (Class A)*	62,933
4,215	Liberty Global Inc. (Class A)*	149,169
961	Mediacom Communications Corp.*	4,123
		980,752
	Casino/Gaming (0.3%)
434	Ameristar Casinos, Inc.	7,452
575	Bally Technologies Inc.*	19,372
676	Boyd Gaming Corp.	12,675
258	Churchill Downs Inc.	13,171
3,085	International Game Technology	107,173
272	Isle of Capri Casinos, Inc.*	1,833
961	Las Vegas Sands Corp.*	73,247
1,009	MGM Mirage*	51,610
512	Multimedia Games, Inc.*	2,181
841	Penn National Gaming, Inc.*	35,928
455	Shuffle Master, Inc.*	2,234
694	Wynn Resorts, Ltd.*	73,106
		399,982
	Catalog/Specialty Distribution (0.1%)
852	Insight Enterprises, Inc.*	10,275
6,556	Liberty Media Corp - Interactive (Series A)*	99,192
701	Valuevision Media Inc. (Class A)*	3,919
		113,386

	Chemicals: Agricultural (0.5%)
4,569	Monsanto Co.	520,957
657	Scotts Miracle - Gro Company (The) (Class A)	21,773
1,581	The Mosaic Company*	193,688
		736,418
	Chemicals: Major Diversified (0.7%)
747	Cabot Corp.	21,783
8,146	Dow Chemical Co. (The)	327,062
7,764	Du Pont (E.I.) de Nemours & Co.	379,737
789	Eastman Chemical Co.	57,992
1,505	Hercules Inc.	28,294
1,158	Nalco Holding Co.*	26,622
1,428	Rohm & Haas Co.	76,327
		917,817
	Chemicals: Specialty (0.7%)
1,915	Air Products & Chemicals, Inc.	188,493
875	Airgas, Inc.	42,114
930	Albemarle Corp.	34,791
439	Arch Chemicals, Inc.	14,957
682	Ashland Inc.	36,160
324	Cambrex Corp.	1,895
3,217	Chemtura Corp.	22,262
538	Cytec Industries, Inc.	31,747
1,010	FMC Corp.	63,408
689	Georgia Gulf Corp.	4,141
114	Kronos Worldwide, Inc.	3,336
737	Lubrizol Corp. (The)	42,982
133	NL Industries, Inc.	1,474
554	OM Group, Inc.*	30,337
1,634	Polyone Corp.*	12,059
2,978	Praxair, Inc.	271,921
576	Schulman (A.), Inc.	12,211
671	Sensient Technologies Corp.	19,976
1,249	Sigma-Aldrich Corp.	71,218
288	Tronox Inc. (Class B)	861
214	Valhi, Inc.	5,695
834	Verenium Corp.	2,502
		914,540
	Coal (0.3%)
1,338	Arch Coal, Inc.	76,748
1,733	CONSOL Energy, Inc.	140,304
200	Foundation Coal Holdings, Inc.	11,996
1,061	Massey Energy Co.	55,522
245	Patriot Coal Corp.*	16,182
2,404	Peabody Energy Corp.	146,957
		447,709
	Commercial Printing/Forms (0.1%)
659	Bowne & Co., Inc.	10,966
671	Deluxe Corp.	14,265
2,170	Donnelley (R.R.) & Sons Co.	66,489
552	Standard Register Co.	5,233
		96,953
	Computer Communications (1.2%)
4,882	3Com Corp.*	11,668
1,325	Adaptec, Inc.*	3,697
597	Avocent Corp.*	11,647
4,867	Brocade Communications Systems, Inc.	34,848
51,898	Cisco Systems, Inc.*	1,330,665
528	Echelon Corp.*	5,945
1,137	Emulex Corp.*	14,883
2,762	Extreme Networks, Inc.*	8,369
1,052	F5 Networks, Inc.*	23,807
851	FalconStor Software, Inc.*	6,936
3,935	Finisar Corp.*	5,312
1,763	Foundry Networks, Inc.*	22,443
539	Ixia*	3,822
5,329	Juniper Networks, Inc.*	147,187
1,890	MRV Communications, Inc.*	2,967
552	NETGEAR, Inc.*	8,948
1,974	QLogic Corp.*	31,505
		1,674,649

	Computer Peripherals (0.5%)
608	Avid Technology, Inc.*	12,689
759	Dot Hill Systems Corp.*	1,913
718	Electronics for Imaging, Inc.*	10,354
19,965	EMC Corp.*	307,461
453	Imation Corp.	10,618
999	Lexmark International, Inc. (Class A)*	31,359
3,603	Network Appliance Inc.	87,193
3,104	Quantum Corp. - DLT & Storage Systems*	5,432
4,926	Seagate Technology (Cayman Islands)*	92,954
6,106	Seagate Technology (Escrow)*	0
417	Sonic Solutions*	3,832
2,285	Western Digital Corp.*	66,242
942	Zebra Technologies Corp. (Class A)*	34,619
		664,666
	Computer Processing Hardware (2.1%)
7,162	Apple Inc.*	1,245,830
338	Cray Inc.*	2,106
16,945	Dell Inc.*	315,685
23,538	Hewlett-Packard Co.	1,090,986
1,707	NCR Corp.*	42,043
1,188	Palm, Inc.*	6,843
8,022	Sun Microsytems*	125,625
		2,829,118
	Construction Materials (0.2%)
553	AMCOL International Corp.	16,424
685	Eagle Materials Inc.	24,852
499	Martin Marietta Materials, Inc.	54,581
412	Texas Industries, Inc.	31,893
392	Trex Co., Inc.*	3,567
472	USG Corp.*	16,666
917	Vulcan Materials Co.	63,108
		211,091
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	11,778
597	Blyth Industries, Inc.	10,053
351	Central Garden & Pet Co.*	1,808
702	Central Garden & Pet Co. (Class A)	3,524
		27,163
	Containers/Packaging (0.4%)
882	Aptargroup, Inc.	38,940
1,043	Ball Corp.	56,093
1,247	Bemis Company, Inc.	32,796
543	Caraustar Industries, Inc.*	755
1,968	Crown Holdings, Inc.*	52,821
480	Greif, Inc.	31,008
644	Myers Industries, Inc.	8,102
1,751	Owens-Illinois, Inc.*	96,568
1,051	Packaging Corp. of America	23,101
1,526	Pactiv Corp.*	36,304
681	Rock-Tenn Co. (Class A)	23,106
1,629	Sealed Air Corp.	41,197
370	Silgan Holdings Inc.	19,714
2,934	Smurfit-Stone Container Corp.*	15,932
1,114	Sonoco Products Co.	36,706
1,095	Temple-Inland Inc.	12,779
		525,922
	Contract Drilling (0.8%)
652	Diamond Offshore Drilling, Inc.	81,767
1,443	ENSCO International Inc.	91,962
2,538	Grey Wolf, Inc.*	15,913
1,238	Helmerich & Payne, Inc.	66,543
2,892	Nabors Industries, Ltd. (Bermuda)*	108,566
2,453	Noble Corp. (Cayman Islands)	138,055
1,844	Patterson-UTI Energy, Inc.*	51,521
1,622	Pride International, Inc.*	68,854
1,244	Rowan Companies, Inc.	48,504
2,913	Transocean Inc.*	429,551
		1,101,236

	Data Processing Services (0.7%)
1,023	Acxiom Corp.	12,102
1,071	Affiliated Computer Services, Inc. (Class A)*	56,731
671	Alliance Data Systems Corp.*	38,522
5,291	Automatic Data Processing, Inc.	233,862
1,424	Broadridge Financial Solutions Inc.	26,515
1,697	Convergys Corp.*	26,677
737	CSG Systems International, Inc.*	8,918
630	DST Systems, Inc.*	37,699
524	Euronet Worldwide, Inc.*	9,264
1,621	Fidelity National Information Services, Inc.	58,453
1,645	Fiserv, Inc.*	83,155
959	Global Payments Inc.	42,445
643	Hewitt Associates, Inc.*	26,363
634	Metavante Technologies*	14,943
500	NeuStar, Inc. (Class A)*	13,755
3,152	Paychex, Inc.	114,638
1,931	Total System Services, Inc.	45,958
742	Tyler Technologies, Inc.*	10,737
7,010	Western Union Co.	161,230
		1,021,967
	Department Stores (0.3%)
908	Dillard’s, Inc. (Class A)	18,523
2,808	Kohl’s Corp.*	137,171
5,103	Macy’s, Inc.	129,055
1,921	Penney (J.C.) Co., Inc.	81,643
1,655	Saks, Inc.*	21,532
		387,924
	Discount Stores (1.6%)
736	99 Cents Only Stores*	6,999
1,617	Big Lots, Inc.*	43,708
949	BJ’s Wholesale Club, Inc.*	36,176
4,169	Costco Wholesale Corp.	297,041
1,274	Dollar Tree Inc	40,258
1,520	Family Dollar Stores, Inc.	32,528
628	Fred’s, Inc.	6,958
892	Sears Holdings Corp.*	87,960
6,661	Target Corp.	353,899
21,795	Wal-Mart Stores, Inc.	1,263,674
		2,169,201
	Drugstore Chains (0.6%)
13,173	CVS Caremark Corp.	531,794
364	Longs Drug Stores Corp.	14,582
6,011	Rite Aid Corp.*	16,230
951	Sally Beauty Holdings, Inc.	5,763
8,541	Walgreen Co.	297,654
		866,023
	Electric Utilities (3.4%)
6,019	AES Corp. (The)*	104,490
1,556	Allegheny Energy, Inc.*	83,713
425	Allete Inc.	17,752
1,196	Alliant Energy, Inc.	45,053
1,981	Ameren Corp.	89,858
3,612	American Electric Power Co., Inc.	161,204
3,556	Aquila, Inc.*	12,802
746	Avista Corp.	15,315
533	Black Hills Corp.	20,792
2,946	CenterPoint Energy, Inc.	44,838
308	CH Energy Group, Inc.	10,891
762	Cleco Corp.	18,296
2,472	CMS Energy Corp.	36,042
2,269	Consolidated Edison, Inc.	94,390
1,719	Constellation Energy Group	145,513
6,100	Dominion Resources, Inc.	264,679
1,303	DPL, Inc.	36,262
1,732	DTE Energy Co.	69,817
11,051	Duke Energy Corp.	202,344
2,733	Edison International	142,581
772	El Paso Electric Co.*	17,424
445	Empire District Electric Co. (The)	9,269

1,677	Energy East Corp.	38,236
1,897	Entergy Corp.	217,889
5,660	Exelon Corp.	483,817
3,021	FirstEnergy Corp.	228,508
3,488	FPL Group, Inc.	231,220
993	Great Plains Energy Inc.	25,461
1,103	Hawaiian Electric Industries, Inc.	27,189
519	IDACORP, Inc.	16,836
939	Integrys Energy Group, Inc.	44,969
350	MGE Energy Inc.	12,177
2,794	Mirant Corp.*	114,861
1,631	Northeast Utilities	42,928
1,860	NRG Energy, Inc.*	81,747
1,217	NSTAR	39,200
943	OGE Energy Corp.	30,827
422	Otter Tail Power Co.	15,648
1,921	Pepco Holdings, Inc.	47,852
3,167	PG&E Corp.	126,680
1,039	Pinnacle West Capital Corp.	35,264
930	PNM Resources Inc.	13,476
3,487	PPL Corp.	167,446
2,329	Progress Energy, Inc.	97,795
4,512	Public Service Enterprise Group Inc.	198,122
1,476	Puget Energy, Inc.	40,162
3,153	Reliant Energy, Inc.*	81,158
1,137	SCANA Corp.	44,832
1,533	Sierra Pacific Resources*	20,895
6,815	Southern Co. (The)	253,722
2,298	TECO Energy, Inc.	36,791
380	UIL Holdings Corp.	11,894
425	UniSource Energy Corp.	13,277
1,177	Westar Energy, Inc.	27,295
1,164	Wisconsin Energy Corp.	55,243
3,960	Xcel Energy, Inc.	82,368
		4,649,110
	Electrical Products (0.5%)
650	Acuity Brands, Inc.	31,096
527	Baldor Electric Co.	17,075
563	Belden CDT Inc.	18,996
499	C&D Technologies, Inc.	2,754
1,841	Cooper Industries Ltd. (Class A) (Bermuda)	78,040
6,933	Emerson Electric Co.	362,319
638	Energizer Holdings, Inc.*	50,440
507	Energy Conversion Devices, Inc.*	16,523
273	Franklin Electric Co., Inc.	10,571
366	Greatbatch, Inc.	6,654
671	Hubbell, Inc. (Class B)*	30,014
426	Littelfuse, Inc.*	15,660
1,383	Molex Inc.	39,250
1,848	Power-One, Inc.*	5,526
736	Thomas & Betts Corp.*	27,571
		712,489
	Electronic Components (0.4%)
1,892	Amphenol Corporation (Class A)	87,373
878	AVX Corp.	11,563
728	Benchmark Electronics, Inc.*	12,944
1,039	Cree, Inc.*	27,014
675	CTS Corp.	7,594
428	Hutchinson Technology Inc.*	6,052
1,787	Jabil Circuit, Inc.	19,443
1,536	Kemet Corp.*	6,252
1,307	Kopin Corp.*	3,895
1,489	MEMC Electronic Materials, Inc.*	93,762
696	Methode Electronics, Inc.	7,545
682	OmniVision Technologies, Inc.*	10,939
386	Park Electrochemical Corp.	10,461
572	Plexus Corp.*	13,779
1,140	Plug Power, Inc.*	3,682
1,817	SanDisk Corp.*	49,223
7,066	Sanmina-SCI Corp.*	10,952

126	Superconductor Technologies Inc.*	501
607	Technitrol, Inc.	12,747
733	TTM Technologies, Inc.*	9,756
4,642	Tyco Electronics Ltd. (Bermuda)	173,657
307	Vicor Corp.	3,702
2,215	Vishay Intertechnology, Inc.*	20,932
		603,768
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	29,567
1,216	Arrow Electronics, Inc.*	33,087
1,471	Avnet, Inc.*	38,525
1,646	Ingram Micro Inc. (Class A)*	27,998
2,178	Safeguard Scientifics, Inc.*	3,485
478	ScanSource, Inc.*	11,936
800	Tech Data Corp.*	26,888
		171,486
	Electronic Equipment/Instruments (0.4%)
4,036	Agilent Technologies, Inc.*	121,928
640	Checkpoint Systems, Inc.*	16,595
588	Coherent, Inc.*	17,522
760	Diebold, Inc.	29,792
243	Dionex Corp.*	19,007
267	DTS, Inc.*	7,877
682	Intermec Inc.	14,404
400	Itron, Inc.*	37,232
2,304	JDS Uniphase Corp.*	32,970
413	Mercury Computer Systems, Inc.*	3,312
707	National Instruments Corp.	20,800
605	Newport Corp.*	6,964
1,537	Rockwell Automation, Inc.	83,352
525	SeaChange International, Inc.*	3,759
377	Varian, Inc.*	19,201
8,427	Xerox Corp.*	117,725
		552,440
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	8,820
1,452	Amkor Technology, Inc.*	13,867
13,993	Applied Materials, Inc.	261,109
716	Asyst Technologies, Inc.*	2,563
560	ATMI, Inc.*	16,486
1,781	Axcelis Technologies, Inc.*	9,617
1,240	Brooks Automation Inc.*	12,846
2,861	Cadence Design Systems, Inc.*	31,843
685	Cognex Corp.	17,262
414	Cohu, Inc.	7,191
1,182	Credence Systems Corp.*	1,229
499	Cymer, Inc.*	12,969
544	Electro Scientific Industries, Inc.*	8,927
1,637	Entegris Inc.*	12,343
427	FEI Co.*	9,338
477	FormFactor Inc.*	9,192
1,874	KLA-Tencor Corp.	81,856
927	Kulicke & Soffa Industries, Inc.*	6,109
1,343	Lam Research Corp.*	54,848
917	LTX Corp.*	2,659
828	Mattson Technology, Inc.*	4,016
1,407	Mentor Graphics Corp.*	14,168
588	MKS Instruments, Inc.*	13,436
1,316	Novellus Systems, Inc.*	28,768
316	Photon Dynamics, Inc.*	3,498
525	Photronics, Inc.*	5,565
1,704	Synopsys, Inc.*	39,379
2,345	Teradyne, Inc.*	31,165
686	Tessera Technologies, Inc.*	13,885
446	Ultratech Stepper, Inc.*	6,360
1,093	Varian Semiconductor Equipment Associates, Inc.*	40,037
319	Veeco Instruments, Inc.*	6,007
		787,358
	Electronics/Appliance Stores (0.1%)
3,644	Best Buy Co., Inc.	156,765

683	Blockbuster, Inc. (Class A)	1,994
1,980	Circuit City Stores - Circuit City Group	9,385
658	Movie Gallery, Inc.	6
1,723	RadioShack Corp.	23,950
		192,100
	Electronics/Appliances (0.1%)
2,834	Eastman Kodak Co.	50,700
620	Harman International Industries, Inc.	25,339
551	Helen of Troy Ltd.*	9,317
1,282	TiVo Inc.*	10,551
758	Whirlpool Corp.	55,167
		151,074
	Engineering & Construction (0.4%)
486	Dycom Industries, Inc.*	6,989
968	EMCOR Group, Inc.*	24,258
788	Fluor Corp.	120,462
1,200	Foster Wheeler Ltd. (Bermuda)	76,428
531	Granite Construction Inc.	18,213
516	Insituform Technologies, Inc. (Class A)*	8,731
1,143	Jacobs Engineering Group, Inc.*	98,675
1,991	McDermott International, Inc. (Panama)*	106,678
1,439	Quanta Services, Inc.*	38,191
987	Shaw Group Inc. (The)*	48,778
636	URS Corp.*	25,656
		573,059
	Environmental Services (0.2%)
2,852	Allied Waste Industries, Inc.*	35,251
1,425	Newpark Resources, Inc.*	7,823
1,844	Republic Services, Inc.	58,621
993	Tetra Tech, Inc.*	20,982
947	Waste Connections, Inc.*	30,370
5,062	Waste Management, Inc.	182,738
		335,785
	Finance/Rental/Leasing (0.9%)
144	Amerco*	8,270
1,420	AmeriCredit Corp.*	19,823
1,080	Avis Budget Group, Inc.	14,342
4,306	Capital One Financial Corp.	228,218
1,323	CapitalSource, Inc.	18,588
504	Cash American International, Inc.	20,558
756	Centerline Holding Co.	2,578
1,938	CIT Group, Inc.	21,105
299	CompuCredit Corp.*	2,416
5,689	Countrywide Financial Corp.	32,882
6,070	Discover Financial Services	110,535
281	Dollar Thrifty Automotive Group, Inc.*	3,706
78	Doral Financial Corp.*	1,390
8,656	Fannie Mae	244,965
543	Financial Federal Corp.	12,679
6,336	Freddie Mac	157,830
909	Fremont General Corp.	209
601	GATX Corp.	26,444
751	IndyMac Bancorp, Inc.	2,441
456	Mastercard Inc. Class A*	126,841
477	Ocwen Financial Corp.*	2,356
700	PHH Corp.	13,741
792	Rent-A-Center, Inc.*	17,052
671	Ryder System, Inc.	45,943
3,866	SLM Corp.	71,637
71	Student Loan Corp. (The)	9,030
897	United Rentals, Inc.*	16,899
		1,232,478
	Financial Conglomerates (2.5%)
9,319	American Express Co.	447,498
41,948	Citigroup, Inc.	1,060,026
1,678	Conseco Inc.*	19,549
29,319	JPMorgan Chase & Co.	1,397,050
1,733	Leucadia National Corp.*	88,764
468	National Financial Partners Corp.	12,599
2,551	Principal Financial Group, Inc.	136,887

4,171	Prudential Financial, Inc.	315,786
25	Wesco Financial Corp.	10,826
		3,488,985
	Financial Publishing/Services (0.3%)
365	Advent Software, Inc.*	14,549
662	Dun & Bradstreet Corp.*	55,807
1,343	Equifax, Inc.	51,397
553	FactSet Research Systems Inc.	33,197
632	Interactive Data Corp.*	17,051
3,282	McGraw-Hill Companies, Inc. (The)	134,529
2,290	Moody’s Corp.	84,638
1,578	SEI Investments Co.	36,720
21	Value Line, Inc.	940
		428,828
	Food Distributors (0.1%)
583	Performance Food Group Co.*	19,507
5,690	SYSCO Corp.	173,943
539	United Natural Foods, Inc.*	10,672
		204,122
	Food Retail (0.3%)
721	Casey’s General Stores, Inc.	15,956
6,223	Kroger Co. (The)	169,577
624	Ruddick Corp.	24,149
4,095	Safeway Inc.	129,402
2,000	SUPERVALU, Inc.	66,200
137	Weis Markets, Inc.	4,207
1,330	Whole Foods Market, Inc.	43,411
		452,902
	Food: Major Diversified (0.9%)
2,365	Campbell Soup Co.	82,302
4,856	ConAgra Foods Inc.	114,407
2,659	Del Monte Foods Co.*	23,984
3,260	General Mills, Inc.	196,904
2,924	Heinz (H.J.) Co.	137,516
2,327	Kellogg Co.	119,073
14,370	Kraft Foods Inc. (Class A)	454,523
7,115	Sara Lee Corp.	103,239
525	TreeHouse Foods, Inc.*	11,902
		1,243,850
	Food: Meat/Fish/Dairy (0.1%)
1,336	Dean Foods Co.	31,049
830	Hormel Foods Corp.	32,710
537	Pilgrim’s Pride Corp. (Class B)	12,979
379	Sanderson Farms, Inc.	15,793
1,111	Smithfield Foods, Inc.*	31,863
2,527	Tyson Foods, Inc. (Class A)	44,981
		169,375
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	2,924
729	Chiquita Brands International, Inc.	16,585
104	Farmer Brothers Co.	2,571
1,160	Flowers Foods Inc.	30,032
448	Fresh Del Monte Produce, Inc.	14,197
490	Hain Celestial Group, Inc.*	12,093
1,561	Hershey Foods Co. (The)	58,350
454	Lancaster Colony Corp.	17,338
567	Lance, Inc.	11,884
1,236	McCormick & Co., Inc. (Non-Voting)	46,708
880	NBTY, Inc.*	24,772
355	Ralcorp Holdings, Inc.*	21,669
683	Smucker (J.M.) Co.	34,068
468	Tootsie Roll Industries, Inc.	11,386
2,143	Wrigley (Wm.) Jr. Co.	163,211
		467,788
	Forest Products (0.1%)
1,351	Louisiana-Pacific Corp.	15,550
346	Universal Forest Products, Inc.	12,010
2,264	Weyerhaeuser Co.	144,624
		172,184

	Gas Distributors (0.8%)
923	AGL Resources, Inc.	31,382
1,109	Atmos Energy Corp.	30,697
4,342	Dynegy, Inc. (Class A)*	37,428
770	Energen Corp.	52,545
500	Energy Transfer Partners LP	25,265
1,183	Equitable Resources, Inc.	78,516
372	Laclede Group, Inc. (The)	14,069
1,852	MDU Resources Group, Inc.	53,467
871	National Fuel Gas Co.	44,578
504	New Jersey Resources Corp.	16,052
632	Nicor Inc.	22,196
2,746	NiSource, Inc.	49,153
502	Northwest Natural Gas Co.	22,525
1,061	ONEOK, Inc.	51,055
983	Piedmont Natural Gas Co., Inc.	25,843
1,678	Questar Corp.	104,086
2,116	Sempra Energy	119,914
490	South Jersey Industries, Inc.	17,890
1,325	Southern Union Co.*	33,947
642	Southwest Gas Corp.	18,535
5,525	Spectra Energy Corp.	136,468
1,303	UGI Corp.	33,878
1,063	Vectren Corp.	30,062
698	WGL Holdings Inc.	22,894
		1,072,445
	Home Building (0.2%)
573	Beazer Homes USA Inc.	6,343
219	Brookfield Homes Corp.	3,447
132	Cavco Industries, Inc.*	5,269
1,145	Centex Corp.	23,839
1,069	Champion Enterprises, Inc.*	11,032
2,777	D.R. Horton, Inc.	43,016
502	Hovnanian Enterprises, Inc.*	5,934
881	KB Home	19,823
1,368	Lennar Corp. (Class A)	25,199
291	Levitt Corp. (Class A)	605
472	M.D.C. Holdings, Inc.	20,570
188	M/I Homes, Inc.	3,224
360	Meritage Homes Corp.*	6,829
70	NVR, Inc.*	42,945
446	Palm Harbor Homes, Inc.*	3,840
2,197	Pulte Homes, Inc.	28,649
694	Ryland Group, Inc. (The)	22,194
924	Standard Pacific Corp.	4,675
1,374	Toll Brothers, Inc.*	31,107
261	TOUSA, Inc.	39
632	WCI Communities, Inc.*	2,079
		310,658
	Home Furnishings (0.1%)
383	Ethan Allen Interiors, Inc.	10,521
766	Furniture Brands International, Inc.	10,379
698	Jarden Corp.	14,881
814	La-Z-Boy, Inc.	5,185
2,038	Leggett & Platt, Inc.	33,831
265	Libbey, Inc.	3,763
587	Mohawk Industries, Inc.*	44,724
2,801	Newell Rubbermaid, Inc.	57,505
919	Select Comfort Corp.*	2,775
		183,564
	Home Improvement Chains (0.7%)
1,419	Fastenal Co.	69,261
17,443	Home Depot, Inc. (The)	502,358
12,964	Lowe’s Companies, Inc.	326,563
1,062	Sherwin-Williams Co.	58,750
		956,932
	Hospital/Nursing Management (0.2%)
475	Amsurg Corp.*	12,132
1,019	Community Health Systems Inc.*	38,243
2,532	Health Management Associates, Inc. (Class A)	18,053
438	Kindred Healthcare, Inc.*	10,394

701	LifePoint Hospitals, Inc.*	21,114
600	Psychiatric Solutions, Inc.	20,826
682	Sunrise Senior Living, Inc.*	14,629
5,324	Tenet Healthcare Corp.*	34,074
602	Universal Health Services, Inc. (Class B)	37,709
		207,174
	Hotels/Resorts/Cruiselines (0.4%)
3,921	Carnival Corp (Panama) (Units) +	157,507
511	Choice Hotels International, Inc.	17,624
567	Gaylord Entertainment Co.*	16,795
576	Marcus Corp. (The)	9,556
3,315	Marriott International, Inc. (Class A)	113,705
1,975	Royal Caribbean Cruises Ltd. (Liberia)	63,003
2,028	Starwood Hotels & Resorts Worldwide, Inc.	105,882
542	Vail Resorts, Inc.*	26,466
1,941	Wyndham Worldwide Corp.*	41,693
		552,231
	Household/Personal Care (2.1%)
951	Alberto-Culver Co.	23,937
4,132	Avon Products, Inc.	161,231
833	Church & Dwight Co., Inc.	47,331
1,428	Clorox Co. (The)	75,684
4,373	Colgate-Palmolive Co.	309,171
1,253	Estee Lauder Companies, Inc. (The) (Class A)	57,149
948	International Flavors & Fragrances, Inc.	43,238
4,125	Kimberly-Clark Corp.	263,959
861	Nu Skin Enterprises, Inc. (Class A)	15,438
27,757	Procter & Gamble Co. (The)	1,861,107
634	Spectrum Brands, Inc.*	2,847
		2,861,092
	Industrial Conglomerates (3.7%)
5,844	3M Co.	449,404
2,181	Danaher Corp.	170,162
87,740	General Electric Co. **	2,869,098
6,392	Honeywell International, Inc.	379,685
3,032	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	134,560
1,777	ITT Corp.	113,728
641	SPX Corp.	78,843
2,022	Textron, Inc.	123,362
4,642	Tyco International Ltd. (Bermuda)	217,199
7,870	United Technologies Corp.	570,339
489	Walter Industries, Inc.	33,917
		5,140,297
	Industrial Machinery (0.6%)
716	Actuant Corp. (Class A)	24,251
652	Flowserve Corp.*	80,907
719	FuelCell Energy, Inc.*	6,349
767	Graco Inc.	31,761
952	IDEX Corp.	34,929
4,471	Illinois Tool Works Inc.	233,789
1,068	Kennametal Inc.	37,134
518	Lincoln Electric Holdings, Inc.	39,523
758	Mueller Water Products, Inc. (Class B Shares)	6,019
467	Nordson Corp.	27,567
1,657	Parker Hannifin Corp.	132,311
489	Regal-Beloit Corp.	18,137
931	Roper Industries, Inc.	57,834
377	Tecumseh Products Co. (Class A)	11,811
303	Watts Water Technologies, Inc. (Class A)	8,142
924	Woodward Governor Co.	32,460
		782,924
	Industrial Specialties (0.3%)
669	Buckeye Technologies Inc.*	5,773
407	Cabot Microelectronics Corp.*	13,858
995	Donaldson Co., Inc.	43,322
1,708	Ecolab Inc.	78,500
963	Evergreen Energy Inc.	1,416
689	Ferro Corp.	12,113
870	Fuller (H.B.) Co.	20,080
1,256	GrafTech International Ltd..*	24,680

543	Headwaters Inc.*	6,206
331	Minerals Technologies, Inc.	22,422
1,546	PPG Industries, Inc.	94,878
315	Rogers Corp.*	10,786
1,514	RPM International, Inc.	33,762
651	Spartech Corp.	5,820
1,300	Valspar Corp. (The)	28,574
325	WD-40 Co.	10,114
325	Zep Inc.	4,817
		417,121
	Information Technology Services (1.7%)
5,203	Accenture Ltd. (Class A) (Bermuda)	195,373
2,587	BearingPoint, Inc.*	4,786
288	Black Box Corp.	8,562
413	CACI International Inc. (Class A)*	20,700
1,186	CIBER, Inc.*	7,424
1,813	Citrix Systems, Inc.*	59,376
2,686	Cognizant Technology Solutions Corp. (Class A)*	86,624
1,733	Computer Sciences Corp.*	75,541
4,883	Electronic Data Systems Corp.	90,628
807	Epicor Software Corp.*	6,456
1,044	Henry (Jack) & Associates, Inc.	27,436
13,084	International Business Machines Corp.	1,579,239
557	JDA Software Group, Inc.*	10,527
8,056	Level 3 Communications, Inc.*	23,926
320	ManTech International Corp. (Class A)*	15,286
1,086	MICROS Systems, Inc.*	38,716
944	Perot Systems Corp. (Class A)*	14,764
639	QAD, Inc.	4,856
1,268	Sapient Corp.*	9,028
275	SRA International, Inc. (Class A)*	7,224
611	Symyx Technologies, Inc.*	4,589
120	Syntel, Inc.	3,973
1,707	Teradata Corp.*	36,342
4,627	Unisys Corp.*	19,248
282	Verint Systems Inc.*	5,626
1,408	Wind River Systems, Inc.*	11,602
		2,367,852
	Insurance Brokers/Services (0.3%)
2,600	AON Corp.	118,014
1,351	Brown & Brown, Inc.	25,939
1,040	ChoicePoint, Inc.*	50,284
898	Crawford & Co. (Class B)	4,661
1,278	Gallagher (Arthur J.) & Co.	31,400
521	Hilb, Rogal & Hobbs Co.	15,073
5,121	Marsh & McLennan Companies, Inc.	141,288
		386,659
	Integrated Oil (6.1%)
19,013	Chevron Corp.	1,828,100
942	Cimarex Energy Co.*	58,687
13,004	ConocoPhillips	1,120,295
51,524	Exxon Mobil Corp.	4,795,339
2,294	Hess Corp.	243,623
6,166	Marathon Oil Corp.	280,985
1,624	Murphy Oil Corp.	146,712
		8,473,741
	Internet Retail (0.3%)
2,763	Amazon.com, Inc.*	217,255
1,314	Drugstore.com, Inc.*	3,114
1,349	Gamestop Corp (Class A)*	74,249
2,486	IAC/InterActiveCorp.*	51,734
436	Netflix Inc.*	13,943
		360,295
	Internet Software/Services (1.2%)
1,482	Akamai Technologies, Inc.*	53,011
962	Ariba, Inc.*	11,419
1,677	Borland Software Corp.*	2,968
857	CMGI Inc.*	11,852
1,798	CNET Networks, Inc.*	13,935
600	Digital River, Inc.*	19,710

1,966	Earthlink, Inc.*	17,950
1,672	Google Inc. (Class A)*	960,213
282	GSI Commerce, Inc.*	3,925
393	Internap Network Services Corp.*	1,890
603	J2 Global Communications, Inc.*	12,904
847	Lionbridge Technologies, Inc.*	2,499
141	MicroStrategy Inc. (Class A)*	12,511
1,087	NIC Inc.*	7,044
1,181	Openwave Systems, Inc.*	2,527
620	Packeteer, Inc.*	4,371
698	Progress Software Corp.*	21,101
1,661	RealNetworks, Inc.*	10,232
1,319	S1 Corp.*	8,916
627	Secure Computing Corp.*	4,151
1,271	SonicWALL, Inc.*	9,774
670	Supportsoft, Inc.*	2,405
1,144	United Online, Inc.*	12,218
2,480	VeriSign, Inc.*	89,404
685	Vignette Corporation*	7,912
658	Websense, Inc.*	12,798
11,230	Yahoo! Inc.*	307,814
		1,625,454
	Investment Banks/Brokers (1.8%)
2,039	Ameriprise Financial, Inc.	96,832
1,066	Bear Stearns Companies, Inc. (The)	11,438
590	BGC Partners Inc.-Class A	5,688
9,704	Charles Schwab Corp. (The)	209,606
365	CME Group Inc.	166,969
4,153	E*TRADE Group, Inc.*	16,529
3,115	Goldman Sachs Group, Inc. (The)	596,118
589	Investment Technology Group, Inc.*	28,425
1,261	Jefferies Group, Inc.	23,707
1,363	Knight Capital Group, Inc.*	25,502
1,305	LaBranche & Co., Inc.*	8,339
4,961	Lehman Brothers Holdings Inc.	219,475
7,812	Merrill Lynch & Co., Inc.	389,272
11,828	Morgan Stanley	574,841
818	Nasdaq Stock Market Inc.*	29,816
488	NYSE Euronext	32,257
1,160	Raymond James Financial, Inc.	33,373
3,184	TD AmeriTrade Holding Corp.	57,630
752	Tradestation Group Inc.*	7,016
		2,532,833
	Investment Managers (0.6%)
374	Affiliated Managers Group, Inc.*	37,153
362	AllianceBernstein Holding LP	22,451
144	BlackRock, Inc. (Class A)	29,058
57	Deerfield Capital Corp.	80
1,439	Eaton Vance Corp. (Non-Voting)	52,667
1,104	Federated Investors, Inc. (Class B)	36,962
1,630	Franklin Resources, Inc.	155,095
2,132	Janus Capital Group, Inc.	59,824
1,124	Legg Mason, Inc.	67,755
2,396	Price (T.) Rowe Group, Inc.	140,310
3,543	State Street Corp.	255,592
1,134	Waddell & Reed Financial, Inc. (Class A)	38,397
		895,344
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	22,572
28	Cross Timbers Royalty Trust	1,371
		23,943
	Life/Health Insurance (0.8%)
4,352	AFLAC, Inc.	290,148
181	American National Insurance Co.	20,232
729	Citizens, Inc.*	5,139
513	Delphi Financial Group, Inc. (Class A)	13,964
222	FBL Financial Group, Inc. (Class A)	6,147
4,241	Genworth Financial Inc. (Class A)	97,797
67	Kansas City Life Insurance Co.	3,350
2,559	Lincoln National Corp.	137,572

4,055	MetLife, Inc.	246,747
65	National Western Life Insurance Co. (Class A)	16,485
1,429	Phoenix Companies Ltd.	18,577
261	Presidential Life Corp.	4,427
789	Protective Life Corp.	33,627
351	Reinsurance Group of America, Inc.	18,245
682	StanCorp Financial Group, Inc.	34,946
949	Torchmark Corp.	61,438
514	Universal American Financial Corp.*	5,515
2,953	UnumProvident Corp.	68,539
		1,082,895
	Major Banks (3.5%)
38,507	Bank of America Corp.	1,445,553
9,558	Bank of New York Mellon Corp.	416,060
5,047	BB&T Corp.	173,062
1,597	Comerica, Inc.	55,464
3,841	Huntington Bancshares, Inc.	36,067
3,810	KeyCorp	91,935
6,647	National City Corp.	41,876
3,185	PNC Financial Services Group	220,880
2,542	Popular, Inc.	31,699
6,594	Regions Financial Corp.	144,540
49	Royal Bank of Canada	2,344
3,311	SunTrust Banks, Inc.	184,588
716	Totonto-Dominion Bank (The)	47,063
15,021	U.S. Bancorp	509,062
679	UnionBanCal Corp.	35,654
16,969	Wachovia Corp.	494,646
28,770	Wells Fargo & Co.	855,908
		4,786,401
	Major Telecommunications (2.4%)
53,614	AT&T Inc.	2,075,398
3,739	Cincinnati Bell Inc.*	17,349
1,422	Embarq Corp.	59,113
1,276	Primus Telecommunications Group, Inc.*	338
26,535	Sprint Nextel Corp.	212,015
24,713	Verizon Communications, Inc.	950,956
		3,315,169
	Managed Health Care (0.9%)
5,247	Aetna, Inc.	228,769
748	AMERIGROUP Corp.*	19,441
716	Centene Corp.*	13,153
3,297	CIGNA Corp.	140,815
1,563	Coventry Health Care, Inc.*	69,913
1,131	Health Net Inc.*	33,127
1,516	Humana, Inc.*	72,450
11,367	UnitedHealth Group Inc.	370,905
200	Wellcare Health Plans Inc.*	8,756
5,595	WellPoint Inc.*	278,351
		1,235,680
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	30,289
334	General Maritime Corp.	8,727
642	Kirby Corp.*	35,207
391	Overseas Shipholding Group, Inc.	29,427
600	Teekay Shipping Corp.	27,384
663	Tidewater, Inc.	43,241
		174,275
	Media Conglomerates (1.4%)
6,282	CBS Corp. (Class B)	144,926
2,866	Discovery Holding Company (Class A)*	66,377
17,369	Disney (Walt) Co. (The)	563,277
19,905	News Corp. (Class A)	356,300
36,133	Time Warner, Inc.	536,575
5,862	Viacom Inc. (Class B)*	225,335
		1,892,790
	Medical Distributors (0.4%)
1,962	AmerisourceBergen Corp.	79,559
3,832	Cardinal Health, Inc.	199,532
914	Henry Schein, Inc.*	50,608

2,700	McKesson Corp.	140,724
649	Owens & Minor, Inc.	29,413
1,252	Patterson Companies, Inc.*	42,818
750	PSS World Medical, Inc.*	12,353
		555,007
	Medical Specialties (2.4%)
783	Advanced Medical Optics, Inc.*	16,443
1,178	Align Technology, Inc.*	14,466
977	American Medical System Holdings, Inc.*	13,776
181	Analogic Corp.	10,424
1,868	Applera Corp. - Applied Biosystems Group	59,608
1,150	Applera Corp. - Celera Genomics Group*	15,387
403	ArthroCare Corp.*	18,159
961	Bard (C.R.), Inc.	90,497
5,396	Baxter International, Inc.	336,279
682	Beckman Coulter, Inc.	46,581
2,149	Becton, Dickinson & Co.	192,121
31	Bio-Rad Laboratories, Inc. (Class A)*	2,584
11,626	Boston Scientific Corp.*	154,975
639	CONMED Corp.*	16,307
570	Cooper Companies, Inc. (The)	19,950
4,642	Covidien Ltd.	216,735
435	Cyberonics Inc.*	6,873
288	Datascope Corp.	10,788
1,561	DENTSPLY International, Inc.	60,676
702	Edwards Lifesciences Corp.*	38,905
470	Haemonetics Corp.*	26,898
690	Hill-Rom Holdings Inc.	17,340
2,556	Hologic, Inc.*	74,610
1,504	Hospira, Inc.*	61,890
748	IDEXX Laboratories, Inc.*	39,794
773	Immucor, Inc.*	20,856
296	Integra LifeSciences Holding, Inc.*	12,542
388	Intuitive Surgical, Inc.*	112,233
494	Invacare Corp.	8,912
699	Kinetic Concepts, Inc.*	27,722
10,208	Medtronic, Inc.	496,925
510	Mentor Corp.	14,928
499	Merit Medical Systems, Inc.*	7,340
1,250	Nektar Therapeutics*	6,025
702	OraSure Technologies, Inc.*	4,535
1,245	Pall Corp.	43,289
355	Penwest Pharmaceuticals Co.*	1,061
1,615	PerkinElmer, Inc.	42,894
908	ResMed, Inc.*	39,153
3,364	St. Jude Medical, Inc.*	147,276
936	STERIS Corp.	25,937
2,544	Stryker Corp.	164,928
378	SurModics, Inc.*	16,810
3,854	Thermo Fisher Scientific, Inc.*	223,031
691	Thoratec Corp.*	11,049
1,325	Varian Medical Systems, Inc.*	62,116
99	Vital Signs, Inc.	5,181
984	Waters Corp.*	60,477
566	West Pharmaceutical Services, Inc.	26,551
422	Wright Medical Group, Inc.*	11,782
2,238	Zimmer Holdings, Inc.*	165,970
		3,321,589
	Medical/Nursing Services (0.1%)
830	Apria Healthcare Group, Inc.*	14,625
1,033	DaVita, Inc.*	54,140
485	Gentiva Health Services, Inc.*	10,544
489	Healthways Inc.*	17,863
1,215	Hooper Holmes, Inc.	984
1,005	Lincare Holdings, Inc.*	24,462
653	Pediatrix Medical Group, Inc.*	44,417
1,018	VCA Antech, Inc.*	32,953
		199,988
	Metal Fabrications (0.2%)
1,444	Commercial Metals Co.	44,966

500	General Cable Corp.*	33,500
905	Harsco Corp.	53,694
504	Kaydon Corp.	26,394
444	Mueller Industries, Inc.	14,372
1,053	Timken Co. (The)	38,066
		210,992
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow)	0

	Miscellaneous Commercial Services (0.3%)
721	ABM Industries Inc.	15,098
496	Bright Horizons Family Solutions, Inc.*	23,515
570	Brink’s Co. (The)	41,468
808	CBIZ, Inc.*	7,167
1,372	Cintas Corp.	40,625
909	Copart, Inc.*	37,151
495	Corporate Executive Board Co. (The)	21,567
1,648	Corrections Corporation of America*	42,024
312	Costar Group, Inc.*	14,960
686	FTI Consulting Inc.*	43,904
366	G & K Services, Inc. (Class A)	11,540
690	Hillenbrand Inc.	13,138
1,135	IKON Office Solutions, Inc.	12,428
1,766	Iron Mountain Inc.*	48,512
1,044	Kratos Defense & Security Solutions, Inc.*	1,754
697	L-1 Identity Solutions, Inc.	10,044
304	MAXIMUS, Inc.	11,528
799	Navigant Consulting, Inc.*	16,076
278	StarTek, Inc.	2,622
634	TeleTech Holdings, Inc.*	14,538
428	Viad Corp.	13,465
489	Voyager Learning Co.	2,738
		445,862
	Miscellaneous Manufacturing (0.3%)
1,244	Ametek, Inc.	60,359
604	Brady (W.H.) Co. (Class A)	20,506
840	Carlisle Companies, Inc.	24,259
686	Crane Co.	28,085
1,911	Dover Corp.	94,537
478	Mine Safety Appliances Co.	17,767
1,210	Pentair, Inc.	44,564
382	Smith (A.O.) Corp.	11,819
465	Teleflex Inc.	25,617
693	Tredegar Corp.	11,324
253	Valmont Industries, Inc.	24,910
		363,747
	Motor Vehicles (0.2%)
17,456	Ford Motor Co.*	144,187
3,954	General Motors Corp.	91,733
2,555	Harley-Davidson, Inc.	97,729
567	Monaco Coach Corp.	3,589
		337,238
	Movies/Entertainment (0.2%)
715	Cedar Fair, L.P.	16,860
241	Crown Media Holdings, Inc. (Class A)*	1,099
497	International Speedway Corp. (Class A)	21,083
5,296	Liberty Media Corp. - Entertainment (Series A)*	137,431
1,324	Liberty Media Holdings (Ser A)*	20,350
654	Regal Entertainment Group (Class A)*	12,400
962	Six Flags, Inc.	1,732
244	Speedway Motorsports, Inc.	6,354
		217,309
	Multi-Line Insurance (1.0%)
19,234	American International Group, Inc.	888,611
1,262	Axis Capital Holdings Ltd.	42,794
403	CNA Financial Corp.*	10,804
2,742	Hartford Financial Services Group, Inc. (The)	195,422
1,345	HCC Insurance Holdings, Inc.	33,195
688	Horace Mann Educators Corp.	11,641
681	Nationwide Financial Services, Inc. (Class A)	34,132

620	PartnerRe Ltd.	45,868
1,137	SAFECO Corp.*	75,883
653	Unitrin, Inc.	24,775
393	Zenith National Insurance Corp.	14,596
		1,377,721
	Office (0.0%)
1,119	Brandywine Realty Trust	19,527

	Office Equipment/Supplies (0.1%)
1,003	Avery Dennison Corp.	48,335
640	HNI Corp.	13,933
588	Kimball International, Inc. (Class B)	6,039
994	Miller (HERMAN), Inc.	23,190
2,090	Pitney Bowes, Inc.	75,470
805	Steelcase, Inc. (Class A)	8,919
		175,886
	Oil & Gas Pipelines (0.5%)
480	Buckeye Partners, L.P.	23,678
6,535	El Paso Corp.	112,010
252	Enbridge Energy Management, LLC	13,079
500	Enbridge Energy Partners LP	25,060
2,509	Enterprise Products Partners L.P.	78,356
834	Kinder Morgan Energy Partners, LP	48,822
736	Kinder Morgan Management, LLC*	40,112
752	Magellan Midstream Parners, L.P.	30,591
462	NuStar L.P.	24,694
674	Plains All American Pipeline, L.P.	32,547
323	TC Pipelines, L.P.	11,305
863	TEPPCO Partners, L.P.	30,283
5,603	Williams Companies, Inc. (The)	198,907
		669,444
	Oil & Gas Production (2.6%)
4,108	Anadarko Petroleum Corp.	273,428
2,765	Apache Corp.	372,390
594	Berry Petroleum Co. (Class A)	29,415
1,279	Cabot Oil & Gas Corp.	72,865
3,383	Chesapeake Energy Corp.	174,901
625	Comstock Resources Inc.*	28,431
2,624	Denbury Resources Inc.*	80,189
3,540	Devon Energy Corp.	401,436
647	Encore Acquisition Co.*	29,523
479	Energy Partners, Ltd.*	5,820
2,149	EOG Resources, Inc.	280,402
718	Forest Oil Corp.*	42,312
621	Mariner Energy Inc.	17,115
1,273	Newfield Exploration Co.*	77,347
1,683	Noble Energy, Inc.	146,421
7,199	Occidental Petroleum Corp.	599,029
528	Penn Virginia Corp.	27,720
1,278	Petrohawk Energy Corp.*	30,212
1,270	Pioneer Natural Resources Co.*	73,317
956	Plains Exploration & Production Co.*	59,539
1,520	Quicksilver Resources Inc.*	63,065
1,343	Range Resources Corp.	89,148
3,424	Southwestern Energy Co.*	144,869
776	St. Mary Land & Exploration Co.	33,927
413	Stone Energy Corp.*	25,168
353	Swift Energy Co.*	18,405
1,493	Ultra Petroleum Corp. (Canada)*	124,024
565	Unit Corp.*	35,883
500	Whiting Petroleum Corp.*	38,260
4,184	XTO Energy, Inc.	258,822
		3,653,383
	Oil Refining/Marketing (0.3%)
1,307	Frontier Oil Corp.	32,479
610	Holly Corp.	25,303
1,236	Sunoco, Inc.	57,363
1,448	Tesoro Corp.	36,403
5,326	Valero Energy Corp.	260,175
		411,723

	Oilfield Services/Equipment (2.1%)
3,136	Baker Hughes Inc.	253,640
3,009	BJ Services Co.	85,064
440	Bristow Group Inc.*	23,210
2,302	Cameron International Corp.*	113,327
316	CARBO Ceramics, Inc.	15,019
691	Cheniere Energy Inc.*	6,730
466	Compagnie General de Geophysique-Veritas (ADR) (France)	23,398
654	Exterran Holdings Inc.*	43,681
1,426	FMC Technologies, Inc.*	95,827
1,213	Global Industries Ltd.*	19,359
8,657	Halliburton Co.	397,443
1,010	Helix Energy Solutions Group Inc.*	34,896
3,739	National-Oilwell Varco, Inc.*	255,951
648	Oceaneering International, Inc.*	43,273
562	Oil States International Inc.*	28,134
9,952	Schlumberger Ltd. (Netherlands Antilles)	1,000,674
251	SEACOR Holdings, Inc.*	21,363
1,998	Smith International, Inc.	152,867
1,027	Superior Energy Services, Inc.*	45,578
836	TETRA Technologies, Inc.*	13,593
3,188	Weatherford International Ltd. (Bermuda)*	257,176
389	W-H Energy Services Inc.*	30,066
		2,960,269
	Other Consumer Services (0.6%)
1,393	Apollo Group, Inc. (Class A)*	70,904
674	Autobytel Inc.*	1,281
3,059	Block (H&R), Inc.	66,900
1,161	Career Education Corp.*	23,394
995	Corinthian Colleges, Inc.*	11,293
936	DeVry, Inc.*	53,352
9,088	eBay Inc.*	284,364
2,758	Expedia, Inc.*	69,667
678	First Marblehead Corp. (The)	2,509
331	HealthExtras, Inc.*	9,341
505	ITT Educational Services, Inc.*	38,713
983	MoneyGram International, Inc.	1,524
2,409	Move Inc.*	7,588
200	Nutri/System Inc.*	4,016
339	Pre-Paid Legal Services, Inc.*	14,828
396	Priceline.com Inc.	50,545
107	Renaissance Learning, Inc.	1,504
931	Rollins, Inc.	14,831
3,398	Service Corp. International	37,752
708	Sotheby’s Holdings, Inc. (Class A)*	19,612
1,895	Stewart Enterprises, Inc. (Class A)	12,943
199	Strayer Education, Inc.	36,952
79	TravelCenters of America LLC	255
531	Weight Watchers International, Inc.	24,352
		858,420
	Other Consumer Specialties (0.1%)
1,413	Fortune Brands, Inc.	95,547
690	Fossil, Inc.*	24,695
518	Matthews International Corp. (Class A)	25,610
449	Russ Berrie & Co., Inc.	6,295
		152,147
	Other Metals/Minerals (0.1%)
1,993	Hecla Mining Co.*	20,448
825	Olin Corp.	16,640
698	Southern Copper Corp.	80,102
102	Titanium Metals Corp.	1,554
1,335	USEC Inc.	6,194
		124,938
	Packaged Software (3.0%)
451	ACI Worldwide, Inc.	9,967
5,516	Adobe Systems, Inc.*	205,692
780	ANSYS, Inc.*	31,379
2,181	Autodesk, Inc.*	82,878
2,251	BMC Software, Inc.*	78,245
4,377	CA Inc.	96,907

4,482	Compuware Corp.*	33,794
875	Fair Isaac Corp.	21,674
1,372	Informatica Corp.*	21,897
2,980	Intuit Inc.*	80,371
746	Macrovision Corp.*	11,772
695	Magma Design Automation, Inc.*	6,484
611	Manhattan Associates, Inc.*	15,892
1,759	McAfee Inc.*	58,487
76,556	Microsoft Corp.	2,183,377
1,023	NAVTEQ Corp.*	75,917
4,759	Novell, Inc.*	29,887
1,777	Nuance Communications Inc.*	36,038
34,562	Oracle Corp.*	720,618
1,488	Parametric Technology Corp.*	25,936
869	Quest Software, Inc.*	11,575
1,869	Red Hat, Inc.*	38,445
969	Salesforce.com Inc.*	64,661
1,237	Sybase, Inc.*	36,393
9,571	Symantec Corp.*	164,813
2,646	TIBCO Software, Inc.*	20,295
198	Ulticom, Inc.*	1,386
		4,164,780
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	5,690
380	CDI Corp.	10,336
405	Kelly Services, Inc. (Class A)	9,011
682	Korn/Ferry International*	12,726
868	Manpower, Inc.	58,269
1,216	Monster Worldwide Inc.*	29,585
1,580	MPS Group, Inc.*	16,953
584	Resources Connection Inc.*	11,803
1,755	Robert Half International, Inc.	41,594
1,113	Spherion Corp.*	5,498
735	TrueBlue, Inc.*	9,357
		210,822
	Pharmaceuticals: Generic Drugs (0.1%)
667	Alpharma Inc. (Class A)	16,415
1,015	Barr Pharmaceuticals Inc.*	50,983
2,311	Mylan Laboratories, Inc.	30,436
706	Par Pharmaceutical Cos Inc.*	12,037
1,262	Valeant Pharmaceuticals International	16,759
1,312	Watson Pharmaceuticals, Inc.*	40,724
		167,354
	Pharmaceuticals: Major (4.2%)
12,984	Abbott Laboratories	684,906
320	APP Pharmaceuticals Inc.*	4,179
16,490	Bristol-Myers Squibb Co.	362,285
25,091	Johnson & Johnson	1,683,355
8,161	Lilly (Eli) & Co.	392,871
18,591	Merck & Co., Inc.	707,202
61,827	Pfizer, Inc.	1,243,341
13,192	Schering-Plough Corp.	242,865
11,259	Wyeth	500,688
		5,821,692
	Pharmaceuticals: Other (0.4%)
2,802	Allergan, Inc.	157,949
717	Columbia Laboratories, Inc.*	1,793
1,310	Endo Pharmaceuticals Holdings, Inc.*	32,527
2,984	Forest Laboratories, Inc.*	103,575
620	Inspire Pharmaceuticals, Inc.*	2,127
330	Inverness Medical Innovations, Inc.*	12,210
2,592	King Pharmaceuticals, Inc.*	24,339
671	KV Pharmaceutical Co. (Class A)*	16,399
730	Medicis Pharmaceutical Corp. (Class A)	15,038
1,028	Perrigo Co.	42,138
554	POZEN Inc.*	7,329
631	Salix Pharmaceuticals, Ltd.*	4,430
680	Sciele Pharma, Inc.*	13,104
1,115	Sepracor, Inc.*	24,028
314	United Therapeutics Corp.*	26,533
		483,519

	Precious Metals (0.4%)
3,814	Coeur D’Alene Mines Corp.*	11,709
2,745	Freeport-McMoRan Copper & Gold, Inc.	312,244
2,195	Goldcorp Inc. (Canada)	78,405
3,808	Newmont Mining Corp.	168,352
668	Stillwater Mining Co.*	9,472
2,576	Yamana Gold Inc.	33,024
		613,206
	Property - Casualty Insurers (2.3%)
2,977	ACE Ltd. (Cayman Islands)	179,483
92	Alleghany Corp.*	31,625
5,514	Allstate Corp. (The)	277,685
809	American Financial Group, Inc.	22,183
418	Arch Capital Group Ltd.*	29,532
1,675	Berkley (W.R.) Corp.	43,031
9	Berkshire Hathaway, Inc. (Class A)*	1,204,650
3,778	Chubb Corp. (The)	200,121
1,517	Cincinnati Financial Corp.	54,460
826	Commerce Group, Inc. (The)	30,099
798	Endurance Specialty Holdings Ltd. (Bermuda)	29,630
456	Erie Indemnity Co. (Class A)	24,360
652	Everest Re Group, Ltd. (ADR) (Bermuda)	58,908
709	Hanover Insurance Group	31,820
221	Harleysville Group, Inc.	8,055
400	Infinity Property & Casualty Corp.	15,504
4,019	Loews Corp.	169,240
378	Mercury General Corp.	18,858
1,139	Montpelier Re Holdings Ltd.	18,794
226	Odyssey Re Holdings Corp.	8,086
2,215	Old Republic International Corp.	31,785
621	Philadelphia Consolidated Holding Corp.*	22,902
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	25,109
612	PMA Capital Corp. (Class A)*	5,679
6,637	Progressive Corp. (The)	120,727
641	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	32,973
364	RLI Corp.	17,472
714	Selective Insurance Group, Inc.	15,222
200	State Auto Financial Corp.	5,510
363	Transatlantic Holdings, Inc.	23,541
5,845	Travelers Companies, Inc. (The)	294,588
89	White Mountains Insurance Group, Ltd. (Bermuda)	42,373
1,674	XL Capital Ltd. (Class A) (Cayman Islands)	58,406
		3,152,411
	Publishing: Books/Magazines (0.0%)
635	John Wiley & Sons, Inc. (Class A)	29,242
570	Meredith Corp.	18,474
430	Primedia Inc.*	2,911
484	Scholastic Corp.*	13,625
		64,252
	Publishing: Newspapers (0.2%)
271	Ah Belo Corp- Ser A	2,642
1,355	Belo Corp. (Series A)	13,686
2,196	Gannett Co., Inc.	62,850
674	Journal Register Co.	195
585	Lee Enterprises, Inc.	4,522
757	McClatchy Co. (The) (Class A)	7,949
381	Media General, Inc. (Class A)	5,593
1,803	New York Times Co. (The) (Class A)	35,159
926	Scripps (E.W.) Co. (Class A)	41,587
703	Sun-Times Media Group Inc.	506
85	Triple Crown Media, Inc.	47
66	Washington Post Co. (The) (Class B)	43,270
		218,006
	Pulp & Paper (0.1%)
388	Abitibibowater Inc.	3,830
616	Glatfelter (P.H.) Co.	8,987
4,499	International Paper Co.	117,738
1,869	MeadWestvaco Corp.	49,155
271	Neenah Paper Inc.	6,228

288	Schweitzer-Mauduit International, Inc.	6,373
581	Wausau Paper Corp.	4,497
		196,808
	Railroads (0.9%)
3,158	Burlington Northern Santa Fe Corp.	323,852
4,012	CSX Corp.	252,555
1,032	Kansas City Southern Industries, Inc.*	46,523
3,783	Norfolk Southern Corp.	225,391
2,239	Union Pacific Corp.	325,080
		1,173,401
	Real Estate Development (0.1%)
1,523	Brookfield Properties Corp. (Canada)	30,657
1,876	CB Richard Ellis Group, Inc. (Class A)*	43,373
731	Forest City Enterprises, Inc. (Class A)	27,003
365	Forestar Real Estate Group*	9,089
420	Getty Realty Corp.	7,606
368	Jones Lang LaSalle, Inc.	28,560
775	St. Joe Co. (The)	31,519
144	Tejon Ranch Co.*	6,085
492	W.P. Carey & Co., LLC	14,701
		198,593
	Real Estate Investment Trusts (2.0%)
532	Acadia Realty Trust	13,640
33	Alexander’s, Inc.*	11,758
273	Alexandria Real Estate Equities, Inc.	28,673
861	AMB Property Corp.	49,723
1,607	Annaly Mortgage Management Inc.	26,933
807	Anthracite Capital, Inc.	6,295
657	Anworth Mortgage Asset Corp.	4,389
1,049	Apartment Investment & Management Co. (Class A)	38,792
701	AvalonBay Communities, Inc.	69,925
500	BioMed Realty Trust, Inc.	13,000
1,036	Boston Properties, Inc.	104,108
743	BPP Liquidating Trust*	0
570	BRE Properties, Inc.	27,332
607	Camden Property Trust	32,116
808	CBL & Associates Properties, Inc.	19,788
656	Colonial Properties Trust	15,895
574	Corporate Office Properties Trust	21,410
643	Cousins Properties, Inc.	16,339
1,291	Duke Realty Corp.	31,526
358	EastGroup Properties, Inc.	17,080
393	Entertainment Properties Trust	20,970
263	Equity Lifestyle Properties, Inc.	13,003
649	Equity One, Inc.	16,030
2,711	Equity Residential	112,561
278	Essex Property Trust, Inc.	33,082
567	Federal Realty Investment Trust	46,579
703	FelCor Lodging Trust, Inc.	8,851
620	First Industrial Realty Trust, Inc.	18,730
2,226	Friedman, Billings, Ramsey Group, Inc.	5,543
2,137	General Growth Properties, Inc.	87,532
583	Glimcher Realty Trust	6,996
185	Gramercy Capital Corp	3,515
1,431	HCP INC	51,087
758	Health Care REIT, Inc.	36,725
675	Healthcare Realty Trust, Inc.	19,123
719	Highwoods Properties, Inc.	25,194
419	Home Properties, Inc.	22,026
747	Hospitality Properties Trust	24,001
4,575	Host Hotels & Resorts Inc.	78,690
2,742	HRPT Properties Trust	19,002
1,085	Impac Mortgage Holdings, Inc.	1,280
672	Investors Real Estate Trust	6,854
1,205	iStar Financial Inc.	23,196
357	Kilroy Realty Corp.	18,678
2,048	Kimco Realty Corp.	81,736
600	KKR Financial Holdings LLC	7,620
200	LaSalle Hotel Properties	6,414
686	Lexington Corporate Properties Trust	9,878

919	Liberty Property Trust	32,193
634	Macerich Co. (The)	46,364
687	Mack-Cali Realty Corp.	26,807
597	Maguire Properties, Inc.	9,612
381	Mid-America Apartment Communities, Inc.	20,003
522	National Health Investors, Inc.	15,968
845	National Retail Properties Inc.	19,359
919	Nationwide Health Properties, Inc.	33,102
617	New Century Financial Corp.	14
124	NovaStar Financial, Inc.	244
202	Parkway Properties, Inc.	8,011
541	Pennsylvania Real Estate Investment Trust	13,622
1,828	Plum Creek Timber Co., Inc.	74,656
585	Post Properties, Inc.	21,470
549	Potlatch Corp.	24,601
2,240	ProLogis	140,246
264	PS Business Parks, Inc. (Class A)	15,111
1,262	Public Storage, Inc.	114,463
486	RAIT Investment Trust	3,694
912	Rayonier Inc.	38,331
1,151	Realty Income Corp.	30,283
375	Redwood Trust, Inc.	12,484
672	Regency Centers Corp.	48,095
134	Saul Centers, Inc.	6,687
913	Senior Housing Properties Trust	21,866
2,079	Simon Property Group, Inc.	207,609
515	SL Green Realty Corp.	47,791
359	Sun Communities, Inc.	6,983
500	Sunstone Hotel Investors, Inc.	9,340
404	Tanger Factory Outlet Centers, Inc.	16,296
712	Taubman Centers, Inc.	40,348
1,220	Thornburg Mortgage Asset Corp.	1,487
1,431	UDR, Inc.	36,176
1,141	Ventas, Inc.	55,407
1,230	Vornado Realty Trust	114,501
686	Washington Real Estate Investment Trust	24,374
915	Weingarten Realty Investors	33,754
		2,724,970
	Recreational Products (0.4%)
2,944	Activision, Inc.*	79,635
426	Arctic Cat, Inc.	3,229
225	Atari, Inc.	347
1,150	Brunswick Corp.	19,181
1,019	Callaway Golf Co.	14,001
2,772	Electronic Arts Inc.*	142,675
1,752	Hasbro, Inc.	62,301
594	Leapfrog Enterprises, Inc. (Class A)*	4,935
705	Marvel Entertainment, Inc.*	20,226
3,772	Mattel, Inc.	70,725
635	Polaris Industries Inc.	29,559
335	RC2 Corp.*	6,198
914	Scientific Games Corp. (Class A)*	25,737
1,136	Take-Two Interactive Software, Inc.*	29,809
559	Thor Industries, Inc.	16,949
914	THQ, Inc.*	19,450
549	Winnebago Industries, Inc.	8,833
501	WMS Industries, Inc.*	18,131
		571,921
	Regional Banks (1.1%)
162	1st Source Corp.	3,211
450	Amcore Financial, Inc.	5,597
1,284	Associated Banc-Corp.	36,299
983	BancorpSouth, Inc.	23,621
617	Bank of Hawaii Corp.	33,830
376	BOK Financial Corp.	21,470
444	Boston Private Financial Holdings, Inc.	4,129
322	Capital City Bank Group, Inc.	8,453
612	Cathay General Bancorp, Inc.	10,434
313	Central Pacific Financial Corp.	5,747
507	Chemical Financial Corp.	12,310

1,264	Citizens Banking Corp.	10,427
325	City Holding Co.	13,514
513	City National Corp.	24,891
1,687	Colonial BancGroup, Inc. (The)	13,732
759	Commerce Bancshares, Inc.	33,017
506	Community Bank System, Inc.	12,898
546	Corus Bankshares, Inc.	4,002
690	Cullen/Frost Bankers, Inc.	38,516
1,132	CVB Financial Corp.	12,995
712	East West Bancorp, Inc.	10,139
852	F.N.B. Corp.	13,172
4,318	Fifth Third Bancorp	92,535
1,175	First Bancorp (Puerto Rico)	12,091
627	First Charter Corp.	19,048
94	First Citizens BancShares, Inc. (Class A)	13,232
1,068	First Commonwealth Financial Corp.	13,297
309	First Community Bancorp	6,640
753	First Financial Bancorp	9,879
216	First Financial Bankshares, Inc.	9,718
264	First Financial Corp. (Indiana)	8,395
1,286	First Horizon National Corp.	13,889
361	First Merchants Corp.	9,231
724	First Midwest Bancorp, Inc.	18,484
1,073	FirstMerit Corp.	22,018
509	Flagstar Bancorp	3,115
697	Frontier Financial Corp.	11,151
2,148	Fulton Financial Corp.	26,785
832	Glacier Bancorp, Inc.	17,123
365	Guaranty Financial Group, Inc.*	2,792
394	Hancock Holding Co.	16,260
537	Harleysville National Corp.	7,765
285	Independent Bank Corp.- Massachusetts	8,331
751	International Bancshares Corp.	18,767
291	Irwin Financial Corp.	1,699
700	M&T Bank Corp.	65,261
1,903	Marshall & Ilsley Corp.	47,537
348	Midwest Banc Holdings, Inc.	3,577
716	National Penn Bancshares, Inc.	11,950
536	NBT Bancorp, Inc.	12,210
1,866	Northern Trust Corp.	138,289
942	Old National Bancorp	16,118
416	Oriental Financial Group, Inc.	7,821
619	Pacific Capital Bancorp	12,615
190	Park National Corp.	14,442
370	Prosperity Bancshares, Inc.	11,459
543	Provident Bankshares Corp.	6,956
528	R&G Financial Corp. (Class B) (Puerto Rico)	803
380	S & T Bancorp, Inc.	12,947
283	Sandy Spring Bancorp, Inc.	7,217
94	Santander BanCorp. (Puerto Rico)	1,063
1,093	South Financial Group, Inc. (The)	6,602
366	Sterling Bancorp	6,006
1,244	Sterling Bancshares, Inc.	12,925
215	Suffolk Bancorp	6,962
726	Susquehanna Bancshares, Inc.	14,440
509	SVB Financial Group*	24,768
2,602	Synovus Financial Corp.	30,808
1,479	TCF Financial Corp.	25,735
1,233	Trustco Bank Corp. of New York	10,764
597	Trustmark Corp.	13,003
1,259	UCBH Holdings, Inc.	9,166
540	UMB Financial Corp.	26,806
704	Umpqua Holdings Corp.	10,387
591	United Bankshares, Inc.	17,192
625	United Community Banks, Inc.	8,581
1,489	Valley National Bancorp	28,574
391	WesBanco, Inc.	8,410
456	Westamerica Bancorporation	26,649
831	Whitney Holding Corp.	19,454
750	Wilmington Trust Corp.	24,660

364	Wintrust Financial Corp.	11,546
1,004	Zions Bancorporation	46,535
		1,474,887
	Restaurants (1.0%)
580	Bob Evans Farms, Inc.	16,281
1,470	Brinker International, Inc.	33,354
390	CBRL Group, Inc.	14,407
419	CEC Entertainment, Inc.*	15,587
1,089	Cheesecake Factory, Inc. (The)*	24,643
1,074	CKE Restaurants, Inc.*	11,266
1,410	Darden Restaurants, Inc.	50,168
195	IHOP Corp.	9,095
1,006	Jack in the Box Inc.*	26,911
1,074	Krispy Kreme Doughnuts, Inc.*	3,319
287	Landry’s Restaurants, Inc.	4,583
10,770	McDonald’s Corp.	641,677
397	P.F. Chang’s China Bistro, Inc.*	12,319
419	Panera Bread Co. (Class A)*	21,897
396	Papa John’s International, Inc.*	10,691
297	Red Robin Gourmet Burgers Inc.*	12,201
900	Ruby Tuesday, Inc.	7,659
1,222	Sonic Corp.*	26,872
7,051	Starbucks Corp.*	114,437
528	The Steak n Shake Co.*	4,182
1,634	Tim Hortons, Inc. (Canada)	56,128
545	Triarc Companies, Inc. (Class B)	3,870
1,245	Wendy’s International, Inc.	36,105
4,976	Yum! Brands, Inc.	202,424
		1,360,079
	Retail Strip Centers (0.0%)
1,041	Developers Diversified Realty Corp.	44,711

	Savings Banks (0.4%)
355	Anchor Bancorp Wisconsin, Inc.	5,392
1,061	Astoria Financial Corp.	25,146
688	Bank Mutual Corp.	7,699
713	BankAtlantic Bancorp, Inc. (Class A)	2,196
578	BankUnited Financial Corp.	2,272
963	Brookline Bancorp, Inc.	10,400
376	Capitol Federal Financial	14,551
70	Charter Financial Corp.	1,943
778	Dime Community Bancshares	14,525
252	Downey Financial Corp.	3,563
1,479	First Niagara Financial Group, Inc.	21,342
270	Firstfed Financial Corp.*	4,126
5,028	Hudson City Bancorp, Inc.	96,186
470	MB Financial, Inc.	13,489
984	Net.B@nk, Inc.	18
2,581	New York Community Bancorp, Inc.	48,187
1,488	Newalliance Bancshares Inc.	20,028
221	Northwest Bancorp, Inc.	5,702
1,697	People’s United Financial Inc.	28,798
263	PFF Bancorp, Inc.	994
589	Provident Financial Services, Inc.	9,088
3,803	Sovereign Bancorp, Inc.	28,407
475	Sterling Financial Corp.*	5,800
2,027	W. Holding Co., Inc. (Puerto Rico)	2,128
1,218	Washington Federal, Inc.	29,001
9,102	Washington Mutual, Inc.	111,863
666	Webster Financial Corp.	17,349
		530,193
	Self Storage (0.0%)
261	Sovran Self Storage, Inc.	11,667

	Semiconductors (2.1%)
487	Actel Corp.*	8,026
4,527	Advanced Micro Devices, Inc.*	26,981
3,563	Altera Corp.	75,821
3,435	Analog Devices, Inc.	110,641
5,629	Atmel Corp.*	20,940

4,094	Broadcom Corp. (Class A)*	106,280
1,500	Cirrus Logic, Inc.*	10,725
5,973	Conexant Systems, Inc.*	2,957
1,767	Cypress Semiconductor Corp.*	49,688
564	DSP Group, Inc.*	7,405
755	ESS Technology, Inc.*	1,178
738	Exar Corp.*	6,221
1,563	Fairchild Semiconductor Corp. (Class A)*	20,382
2,283	Integrated Device Technology, Inc.*	24,405
546	Integrated Silicon Solution, Inc.*	3,210
49,078	Intel Corp.	1,092,476
808	International Rectifier Corp.*	18,390
1,470	Intersil Corp. (Class A)	39,278
1,569	Lattice Semiconductor Corp.*	5,319
2,863	Linear Technology Corp.	100,090
9,133	LSI Logic Corp.*	56,624
4,413	Marvell Technology Group, Ltd. (Bermuda)*	57,148
2,995	Maxim Integrated Products, Inc.	62,984
1,205	Micrel, Inc.*	11,832
2,118	Microchip Technology Inc.	77,836
6,730	Micron Technology, Inc.*	51,956
860	Microsemi Corp.*	21,070
1,972	Mindspeed Technologies Inc.*	1,104
3,156	National Semiconductor Corp.	64,351
4,745	NVIDIA Corp.*	97,510
2,287	ON Semiconductor Corp.*	17,084
2,635	PMC - Sierra, Inc.*	20,474
1,228	Rambus Inc.*	28,195
2,259	RF Micro Devices, Inc.*	7,613
834	Semtech Corp.*	13,544
655	Sigmatel Corp.*	1,952
1,328	Silicon Image, Inc.*	7,928
564	Silicon Laboratories Inc.*	19,046
1,703	Silicon Storage Technology, Inc.*	5,228
2,306	Skyworks Solutions, Inc.*	20,039
328	Standard Microsystems Corp.*	9,725
13,148	Texas Instruments Inc.	383,396
2,107	TriQuint Semiconductor, Inc.*	13,885
5,450	Vitesse Semiconductor Corp.*	3,897
3,214	Xilinx, Inc.	79,611
743	Zoran Corp.*	9,778
		2,874,223
	Services to the Health Industry (0.7%)
262	Advisory Board Co. (The)*	12,214
621	Albany Molecular Research, Inc.*	7,216
759	Cerner Corp.*	35,119
672	Covance, Inc.*	56,307
840	Eclipsys Corp.*	17,447
914	eResearch Technology, inc.*	11,133
2,349	Express Scripts, Inc.*	164,476
3,125	Hlth Corp.	34,750
1,938	IMS Health Inc.	47,966
1,152	Laboratory Corp. of America Holdings*	87,114
5,510	Medco Health Solutions Inc.*	272,965
775	Odyssey Healthcare, Inc.*	7,091
1,200	Omnicare, Inc.	24,420
1,002	PAREXEL International Corp.*	25,450
1,083	Pharmaceutical Product Development, Inc.	44,858
1,492	Quest Diagnostics Inc.	74,869
1,018	Stericycle, Inc.*	54,341
		977,736
	Specialty Insurance (0.2%)
998	Ambac Financial Group, Inc.	4,621
1,031	Assurant, Inc.	67,015
256	CNA Surety Corp.*	3,387
2,149	Fidelity National Financial, Inc. (Class A)	34,363
943	First American Financial Corp.	30,930
191	LandAmerica Financial Group, Inc.	5,482
95	Markel Corp.*	41,267
1,289	MBIA Inc.	13,406

821	MGIC Investment Corp.	10,697
909	PMI Group, Inc. (The)	5,118
482	Proassurance Corp.*	25,512
799	Radian Group, Inc.	4,315
349	Stewart Information Services Corp.	8,546
279	Triad Guaranty, Inc.*	636
		255,295
	Specialty Stores (0.6%)
376	AC Moore Arts & Crafts, Inc.*	2,485
1,162	Advance Auto Parts, Inc.*	40,298
249	Asbury Automotive Group Inc.*	4,146
1,573	AutoNation, Inc.*	25,183
589	AutoZone, Inc.*	71,122
722	Barnes & Noble, Inc.	23,306
2,623	Bed Bath & Beyond Inc.*	85,248
997	Borders Group, Inc.	6,281
2,237	CarMax Inc.*	46,418
445	Cost Plus, Inc.*	1,228
987	CSK Auto Corp.*	11,775
802	Dick’s Sporting Goods, Inc.*	22,937
295	Group 1 Automotive, Inc.*	7,871
428	Haverty Furniture Companies, Inc.	3,908
675	Hibbett Sports, Inc.	12,326
450	Jo-Ann Stores, Inc.*	8,523
2,764	Office Depot, Inc.*	35,048
794	OfficeMax Inc.	14,506
1,273	O’Reilly Automotive, Inc.*	36,752
694	Penske Automotive Group, Inc.	14,525
1,002	Pep Boys-Manny Moe & Jack	8,938
1,481	PetSmart, Inc.	33,144
1,229	Pier 1 Imports, Inc.	9,585
635	Regis Corp.	18,542
295	Sharper Image Corp.*	59
673	Sonic Automotive, Inc.	13,655
6,711	Staples, Inc.	145,630
1,417	Tiffany & Co.	61,697
466	Tractor Supply Co.*	16,571
457	Tuesday Morning Corp.	2,486
388	West Marine, Inc.*	1,940
1,100	Williams-Sonoma, Inc.*	29,040
581	Zale Corp.*	12,038
		827,211
	Specialty Telecommunications (0.4%)
3,863	American Tower Corp. (Class A)*	167,730
1,071	CenturyTel, Inc.	34,754
3,731	Citizens Communications Co.	39,996
2,127	Crown Castle International Corp.*	82,633
474	Fairpoint Communications, Inc.	4,366
1,043	General Communication, Inc. (Class A)*	6,478
889	MasTec, Inc.*	7,281
1,006	Premiere Global Services Inc*	14,607
14,416	Qwest Communications International, Inc.*	74,387
284	SureWest Communications	3,950
907	Time Warner Telecom Inc. (Class A)*	17,777
2,279	Virgin Media Inc.	29,399
4,283	Windstream Corp.	50,282
		533,640
	Steel (0.6%)
1,360	AK Steel Holding Corp.*	85,381
855	Allegheny Technologies, Inc.	58,850
500	Carpenter Technology Corp.	25,640
615	Cleveland-Cliffs, Inc.	98,646
2,578	Nucor Corp.	194,638
454	Quanex Building Products	7,717
736	Reliance Steel & Aluminum Co.	44,733
319	Schnitzer Steel Industries, Inc.	28,071
2,160	Steel Dynamics, Inc.	75,276
1,001	United States Steel Corp.	154,104
1,117	Worthington Industries, Inc.	20,117
		793,173

	Telecommunication Equipment (1.2%)
1,422	ADC Telecommunications, Inc.*	19,936
783	ADTRAN, Inc.	18,526
1,739	Arris Group, Inc.*	14,087
2,292	Avanex Corp.*	1,971
1,047	Ciena Corp.*	35,399
719	CommScope, Inc.*	34,188
408	Comtech Telecommunications Corp.*	15,802
13,058	Corning Inc.*	348,779
605	Ditech Networks, Inc.*	1,724
421	Ecostar Corp. (Class A)*	13,097
1,109	Garmin Ltd. (Cayman Islands)	45,358
1,130	Harmonic, Inc.*	9,345
1,314	Harris Corp.	70,995
380	Harris Stratex Networks, Inc. (Class B Shares)	3,606
878	InterDigital, Inc.	17,797
668	Intervoice, Inc.*	4,188
22,277	Motorola, Inc.	221,877
442	Oplink Communications Inc.*	4,247
803	Plantronics, Inc.	20,003
1,008	Polycom, Inc.*	22,579
1,357	Powerwave Technologies, Inc.*	3,705
14,511	QUALCOMM, Inc.	626,730
4,391	Sonus Networks, Inc.*	17,608
3,173	Sycamore Networks, Inc.*	10,217
983	Tekelec*	14,470
4,343	Tellabs, Inc.*	22,410
1,501	Trimble Navigation Ltd.*	49,218
512	ViaSat, Inc.*	11,315
911	Westell Technologies, Inc. (Class A)*	1,530
		1,680,707
	Textiles (0.0%)
328	Albany International Corp. (Class A)	11,906

	Tobacco (1.1%)
17,477	Altria Group, Inc.	349,540
831	Loews Corp.- Carolina Group	54,573
17,477	Philip Morris International Inc.*	891,850
1,540	Reynolds American, Inc.	82,928
461	Universal Corp.	29,592
1,596	UST, Inc.	83,104
394	Vector Group Ltd.	6,789
		1,498,376
	Tools/Hardware (0.1%)
705	Black & Decker Corp.	46,269
689	Briggs & Stratton Corp.	10,487
699	Snap-On, Inc.	41,458
903	Stanley Works (The)	43,561
620	Toro Co. (The)	26,282
		168,057
	Trucking (0.1%)
369	Arkansas Best Corp.	14,566
1,040	Heartland Express, Inc.	16,089
1,513	Hunt (J.B.) Tansport Services, Inc.	51,397
672	Knight Transportation, Inc.	11,418
760	Landstar System, Inc.	39,490
398	Old Dominion Freight Line, Inc.*	12,219
927	Werner Enterprises, Inc.	18,030
750	YRC Worldwide Inc.	12,188
		175,397
	Trucks/Construction/Farm Machinery (1.1%)
1,181	AGCO Corp.*	71,014
5,662	Caterpillar Inc.	463,605
1,426	Cummins Inc.	89,339
3,913	Deere & Co.	328,966
869	Federal Signal Corp.	12,062
500	Gardner Denver Inc.*	23,224
1,191	Joy Global Inc.	88,432
1,362	Manitowoc Co., Inc.	51,511
28	NACCO Industries, Inc. (Class A)	2,518

778	OshKosh Truck Corp.	31,587
3,400	PACCAR, Inc.	160,887
1,014	Terex Corp.*	70,655
868	Trinity Industries, Inc.	26,387
504	Wabash National Corp.	4,223
592	Wabtec Corp.	25,385
		1,449,795
	Water Utilities (0.0%)
1,456	Aqua America Inc.	26,833
331	California Water Service Group	12,810
		39,643
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	11,814
1,731	Genuine Parts Co.	73,499
797	Grainger (W.W.), Inc.	69,108
485	Handleman Co.	359
657	MSC Industrial Direct Co., Inc. (Class A)	32,035
724	Pool Corp.	15,805
366	School Specialty, Inc.*	10,774
453	United Stationers, Inc.*	19,972
572	WESCO International, Inc.*	21,284
		254,650
	Wireless Telecommunications (0.1%)
472	Centennial Communications Corp. (Class A)*	2,860
200	Leap Wireless Intl Inc.*	10,694
1,300	NII Holdings Inc.*	59,462
1,106	SBA Communications Corp.*	35,768
1,068	Telephone & Data Systems, Inc.	40,904
301	United States Cellular Corp.*	16,600
		166,288
	TOTAL COMMON STOCKS (Cost $97,746,082)	137,480,037

NUMBER OF
WARRANTS
	WARRANTS (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co	6,529

	Internet Retail (0.0%)
488	IAC/InterActiveCorp.	3,362

	Other Consumer Services (0.0%)
488	Expedia Inc.	6,378

	TOTAL WARRANTS (Cost $7,459)	16,269

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (0.4%)
	Investment Company
558	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $558,493)		558,493

	TOTAL INVESTMENTS (Cost $98,312,034) (b)(c)	100.5%	138,054,799
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(784,121)
	NET ASSETS	100.0%	$137,270,678

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $49,800.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	Securities have been designated as collateral in an amount equal to $863,350 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at April 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION

5	Long	Russell 2000 E-Mini Index, June 2008	$358,750	$33,067

8	Long	S&P 500 Mini Index June 2008	554,400	(962)

		Net Unrealized Appreciation		32,105

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008